Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable leases
Future minimum lease payments under non-cancelable leases as of December 31, 2021 are as follows:

Years ending December 31,
2022	$8,401
2023	9,194
2024	6,160
2025	5,986
2026	5,986
2027 and thereafter	31,679
Total minimum lease payments	$67,406

Schedule of non-cancelable purchase obligations	As of December 31, 2021, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

Years ending December 31,
2022	$21,572
2023	2,431
2024	210
Total purchase obligations	$24,213